Revenue - Summary of Information about Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contracts receivable, net	$ 394,022	$ 296,005
Revenue earned on contracts in progress in excess of billings	238,059	214,774
Amounts billed in excess of revenue earned on contracts	$ 35,769	$ 11,860